Fair Value	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value

9. Fair Value

The Company estimates the fair value of financial instruments using available market information and valuation methodologies the Company believes to be appropriate for these purposes. Considerable judgment and a high degree of subjectivity are involved in developing these estimates and, accordingly, they are not necessarily indicative of amounts the Company would realize upon disposition.

The fair value hierarchy consists of three broad levels of inputs that may be used to measure fair value, which are described below:

Level 1. Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2. Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and

Level 3. Assets or liabilities for which fair value is based on valuation models with significant unobservable pricing inputs and which result in the use of management estimates.

The Company accounted for certain common stock issued in connection with the Fexy Studios acquisition that is subject to a put option (the “Fexy Put Option”), which provides for a cash payment to the sellers on the first anniversary date of the closing (on January 11, 2024) in the event the common stock trading price on such date is less than the common stock trading price on the day immediately preceding the acquisition date of $8.10 per share, as a derivative liability, which requires the Company to carry such amounts on the condensed consolidated balance sheets as a liability at fair value, as adjusted at each reporting period-end.

Fexy Put Option – On February 15, 2024, in connection with the contingent consideration related to the acquisition of Fexy Studios, the Company agreed to pay the amount due of $2,478 in four (4) equal installments of approximately $620 starting February 16, 2024 (paid $620 in February 2024) and then on the 15th day of each March (paid $620 in March 2024), April (paid $620 in April 2024) and May (paid $620 in May 2024) of 2024 comprised of the following: (i) $2,225 pursuant to the Fexy Put Option where the Company gave the recipients of the contingent consideration a right to put their 274,692 shares of the Company’s common stock; (ii) $200 deferred payment due under the purchase agreement; and (iii) $53 in other costs and reimbursable transition expenses payable. As of March 31, 2024, the Company owed $1,238 on the Fexy Put Option as reflected in accounts payable on the condensed consolidated balance sheets. In addition, the Company recorded the repurchase of 274,692 shares of the Company’s common stock issued in connection with the acquisition, resulting in a loss of $379 as reflected on the condensed consolidated statements of stockholders’ deficiency.

Liabilities measured at fair value on a recurring basis consisted of the following as of December 31, 2023:

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent consideration	$1,571	$-	$1,571	$-

Contingent Consideration – The fair value of the contingent consideration was primarily dependent on the common stock trading price on the first anniversary of the closing of Fexy Studios, or January 11, 2024. As of December 31, 2023, the estimated fair value was calculated based on the $8.10 put option amount based on the exercise price of the Company’s common stock at the acquisition date, less the $2.38 the Company’s common stock trading price as of the reporting date, or $5.72 per share, multiplied by the number of shares subject to the put option of 274,692, which approximated the value if the Black-Scholes option-pricing model was used given the proximity date of the put option.

For the three months ended March 31, 2024 and 2023, the change in valuation of the contingent consideration of $313 and $499, respectively, was recognized in other expense on the condensed consolidated statements of operations.

17. Fair Value Measurement

The Company’s financial instruments consist of level 1, Level 2 and level 3 assets as of December 31, 2023 and 2022. As of December 31, 2023 and 2022, the Company’s cash and cash equivalents of $9,284 and $13,871, respectively, were Level 1 assets and included savings deposits, overnight investments, and other liquid funds with financial institutions.

The Company accounted for certain common stock issued in connection with the acquisition of Fexy Studios that is subject to a put option (which provides for a cash payment to the sellers on the first anniversary date of the closing (or January 11, 2024) in the event the common stock trading price on such date is less than the common stock trading price on the day immediately preceding the acquisition date, or $8.10 per share), as a derivative liability, which requires the Company to carry such amounts on its consolidated balance sheets as a liability at fair value, as adjusted at each reporting period-end (further details are provided under the heading Fexy Put Option in Note 28).

Financial instruments measured at fair value during the year ended December 31, 2023, related to the Company’s current debt, with a carrying value of $7,887 and $102,309 for the Bridge Notes and Debt as of December 31, 2023, respectively, approximates fair value due to their short nature and based on current market interest rates for debt instruments of similar credit standing.

Financial instruments measured at fair value during the year consisted of the following:

	As of December 31, 2023
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent consideration	$1,571	$-	$1,571	$-

	As of December 31, 2022
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Senior Secured Notes	$61,787	$-	$61,787	$-

Contingent Consideration – The fair value of the contingent consideration is primarily dependent on the common stock trading price on the first anniversary of the closing of the Fexy Studios acquisition, or January 11, 2024. The estimated fair value was calculated based on the $8.10 put option amount based on the exercise price of the Company’s common stock at the acquisition date, less the $2.38 the Company’s common stock trading price as of the reporting date, or $5.72 per share, multiplied by the number of shares subject to the put option of 274,692, which approximated the value if the Black-Scholes option-pricing model was used given the proximity date of the put option. For the year ended December 31, 2023, the change in valuation of the contingent consideration of $1,010 was recognized in other expenses on the consolidated statement of operations. Further details are provided under the heading Fexy Put Option in Note 28.

Senior Secured Notes – The carrying value of the Senior Secured Notes (as defined below) approximates fair value based on current market interest rates for debt instruments of similar credit standing and, consequently, their fair values are based on Level 2 inputs.

The quantitative information utilized in the fair value calculation of the Level 3 liabilities are as follows:

Unearned Revenue – The fair value of unearned revenue remaining in connection with the 2019 acquisitions of Sports Illustrated licensed brands, was determined with the following inputs: (1) projection of when unearned revenue will be earned; (2) expense necessary to fulfill the subscriptions; (3) gross up of the fulfillment costs to include a market participant level of profitability; (4) slight premium to the fulfillment-costs plus a reasonable profit metric; and (5) reduce projected future cash flows to present value using an appropriate discount rate. The unearned revenue remaining from the acquisitions as of December 31, 2023 and 2022 was $523 and $1,154, respectively.

The changes in unearned revenue with inputs classified as Level 3 of the fair value hierarchy are reflected within revenue on the consolidated statements of operations.